UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6384

Nuveen Texas Quality Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Texas Quality Income Municipal Fund (NTX)
	November 30, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 1.5% (1.0% of Total Investments)
$ 2,225	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$ 2,082,511
	Series 2002, 5.375%, 5/15/33
	Education and Civic Organizations – 10.1% (6.8% of Total Investments)
1,000	Hale Center Education Facilities Corporation, Texas, Revenue Bonds, Wayland Baptist University	3/21 at 100.00	A–	1,014,350
	Project, Improvement and Refunding Series 2010, 5.000%, 3/01/35
2,000	Laredo Community College District, Wells County, Texas, Combined Fee Revenue Bonds, Series	8/20 at 100.00	AA–	2,107,300
	2010, 5.250%, 8/01/35 – AGM Insured
	Red River Education Finance Corporation, Texas, Revenue Bonds, Hockaday School, Series 2005:
1,170	5.000%, 5/15/27	5/15 at 100.00	AA	1,222,603
1,230	5.000%, 5/15/28	5/15 at 100.00	AA	1,280,836
1,290	5.000%, 5/15/29	5/15 at 100.00	AA	1,337,795
	Texas Public Finance Authority, Revenue Bonds, Texas Southern University Financing System,
	Series 2003:
1,710	5.000%, 5/01/18 – FGIC Insured	5/13 at 100.00	Baa3	1,718,533
1,795	5.000%, 5/01/19 – FGIC Insured	5/13 at 100.00	Baa3	1,800,780
1,885	5.000%, 5/01/20 – FGIC Insured	5/13 at 100.00	Baa3	1,886,715
1,665	Texas State University System, Financing Revenue Bonds, Series 2004, 5.000%, 3/15/24 –	9/14 at 100.00	Aa2	1,812,952
	AGM Insured
70	Texas State University System, Financing Revenue Refunding Bonds, Series 2002, 5.000%,	3/12 at 100.00	Aa2	70,822
	3/15/20 – AGM Insured
13,815	Total Education and Civic Organizations			14,252,686
	Energy – 2.1% (1.4% of Total Investments)
3,000	Gulf Coast Waste Disposal Authority, Texas, Waste Disposal Revenue Bonds, Valero Energy	4/12 at 100.00	BBB	2,907,060
	Corporation Project, Series 1998, 5.600%, 4/01/32 (Alternative Minimum Tax)
	Health Care – 14.3% (9.6% of Total Investments)
	Brazoria County Health Facilities Development Corporation, Texas, Revenue Bonds, Brazosport
	Memorial Hospital, Series 2004:
1,745	5.250%, 7/01/20 – RAAI Insured	7/14 at 100.00	BBB–	1,737,776
1,835	5.250%, 7/01/21 – RAAI Insured	7/14 at 100.00	BBB–	1,799,750
1,350	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good	7/20 at 100.00	BBB+	1,251,828
	Shepherd Health System, Refunding Series 2010, 5.250%, 7/01/28
2,000	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds,	8/19 at 100.00	Aa3	2,119,080
	Children’s Medical Center Dallas Project, Series 2009, 5.750%, 8/15/39
	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center,
	Series 2004:
2,000	5.875%, 12/01/24	12/13 at 100.00	A	2,037,880
1,000	6.000%, 12/01/34	12/13 at 100.00	A	1,010,400
2,500	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	11/17 at 100.00	AA–	2,503,125
	Texas Health Resources, Series 2007B, 5.000%, 11/15/42
1,250	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	A1	1,261,638
	Bonds, Scott & White HealthCare Project, Series 2010, 5.250%, 8/15/40
2,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding	1/19 at 100.00	AA–	2,144,400
	Bonds, Christus Health, Series 2008, 6.500%, 7/01/37 – AGC Insured
1,720	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas	11/17 at 100.00	Baa2	1,552,352
	Medical Center Regional Healthcare System, Series 2007A, 5.375%, 11/01/37
700	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances	7/17 at 100.00	Baa1	652,659
	Hospital Regional Healthcare Center, Series 2007B, 5.000%, 7/01/37
2,250	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances	7/17 at 100.00	Baa1	2,145,645
	Hospital Regional Healthcare Center, Series 2007, 5.000%, 7/01/33
20,350	Total Health Care			20,216,533
	Housing/Multifamily – 1.7% (1.1% of Total Investments)
	Bexar County Housing Finance Corporation, Texas, Insured Multifamily Housing Revenue Bonds,
	Waters at Northern Hills Apartments Project, Series 2001A:
2,000	6.000%, 8/01/31 – NPFG Insured	2/12 at 102.00	Baa1	1,772,320
750	6.050%, 8/01/36 – NPFG Insured	2/12 at 102.00	Baa1	651,038
2,750	Total Housing/Multifamily			2,423,358
	Housing/Single Family – 2.6% (1.7% of Total Investments)
1,228	El Paso Housing Finance Corporation, Texas, GNMA Collateralized Single Family Mortgage Revenue	4/12 at 105.75	AA+	1,283,616
	Bonds, Series 2001A-3, 6.180%, 4/01/33
2,325	Texas Department of Housing and Community Affairs, Single Family Mortgage Bonds, Series 2002B,	3/12 at 100.00	AA+	2,328,162
	5.550%, 9/01/33 – NPFG Insured (Alternative Minimum Tax)
3,553	Total Housing/Single Family			3,611,778
	Long-Term Care – 1.1% (0.7% of Total Investments)
	Bexar County, Texas, Health Facilities Development Corporation Revenue Bonds, Army Retirement
	Residence, Series 2007:
1,000	5.000%, 7/01/27	7/17 at 100.00	BBB	961,730
600	5.000%, 7/01/37	7/17 at 100.00	BBB	545,652
1,600	Total Long-Term Care			1,507,382
	Materials – 2.1% (1.4% of Total Investments)
3,000	Cass County Industrial Development Corporation, Texas, Environmental Improvement Revenue	3/12 at 100.00	BBB	3,021,690
	Bonds, International Paper Company, Series 2000A, 6.600%, 3/15/24 (Alternative Minimum Tax)
	Tax Obligation/General – 38.8% (25.9% of Total Investments)
650	Bexar County, Texas, General Obligation Bonds, Series 2004, 5.000%, 6/15/19	6/14 at 100.00	Aaa	699,244
2,000	Borger Independent School District, Hutchison County, Texas, General Obligation Bonds, Series	2/16 at 100.00	AAA	2,091,220
	2006, 5.000%, 2/15/36
400	Calallen Independent School District, Nueces County, Texas, General Obligation Bonds, School	2/18 at 100.00	AAA	418,972
	Building Series 2008, 5.000%, 2/15/38
1,190	Canutillo Independent School District, El Paso County, Texas, General Obligation Bonds, Series	8/15 at 100.00	AAA	1,328,254
	2006A, 5.000%, 8/15/22
325	Copperas Cove, Texas, Certificates of Obligation, Series 2003, 5.000%, 8/15/23 – NPFG Insured	8/12 at 100.00	AA–	333,288
2,305	Corpus Christi, Texas, Combination Tax and Municipal Hotel Occupancy Tax Revenue Certificates	9/12 at 100.00	Aa2	2,373,320
	of Obligation, Series 2002, 5.500%, 9/01/21 – AGM Insured
1,750	El Paso County, Texas, Certificates of Obligation, Series 2001, 5.000%, 2/15/21 – AGM Insured	No Opt. Call	AA	2,095,555
	Fort Bend County Municipal Utility District 25, Texas, General Obligation Bonds, Series 2005:
1,330	5.000%, 10/01/26 – FGIC Insured	10/12 at 100.00	A–	1,338,738
1,320	5.000%, 10/01/27 – FGIC Insured	10/12 at 100.00	A–	1,327,379
3,615	Frisco, Texas, General Obligation Bonds, Series 2006, 5.000%, 2/15/26 – FGIC Insured	2/16 at 100.00	Aa1	3,866,929
8,500	Grand Prairie Independent School District, Dallas County, Texas, General Obligation Bonds,	8/18 at 22.64	AA–	1,379,465
	Capital Appreciation Refunding Series 2009, 0.000%, 8/15/39
5,000	Houston, Texas, General Obligation Bonds, Series 2005E, 5.000%, 3/01/23 – AMBAC Insured	3/15 at 100.00	AA	5,496,350
100	Judson Independent School District, Bexar County, Texas, General Obligation Refunding Bonds,	2/12 at 100.00	Aaa	100,372
	Series 2002, 5.250%, 2/01/21
4,900	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 17.78	AAA	759,010
	Bonds, Series 2006, 0.000%, 8/15/45
1,000	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/17 at 33.01	AAA	249,190
	Bonds, Series 2008, 0.000%, 8/15/36
365	Lone Star College System, Harris and Montgomery Counties, Texas, General Obligation Bonds,	8/19 at 100.00	AAA	402,858
	Series 2009, 5.000%, 8/15/34
1,750	Martin County Hospital District, Texas, Combination Limited Tax and Revenue Bonds, Series	4/21 at 100.00	N/R	1,828,120
	2011A, 7.250%, 4/01/36
1,010	Mercedes Independent School District, Hidalgo County, Texas, General Obligation Bonds, Series	8/15 at 100.00	AAA	1,127,342
	2005, 5.000%, 8/15/23
5,515	Midlothian Independent School District, Ellis County, Texas, General Obligation Bonds, Series	2/15 at 100.00	Aaa	5,688,392
	2005, 5.000%, 2/15/34
1,500	Montgomery County, Texas, General Obligation Bonds, Refunding Series 2008B, 5.250%, 3/01/32	3/19 at 100.00	AA	1,645,125
2,000	Plano Independent School District, Collin County, Texas, General Obligation Bonds, Series	2/18 at 100.00	Aaa	2,146,920
	2008A, 5.250%, 2/15/34
1,425	Port of Houston Authority, Harris County, Texas, General Obligation Bonds, Series 2010E,	No Opt. Call	AAA	452,081
	0.000%, 10/01/35
	Roma Independent School District, Texas, General Obligation Bonds, Series 2005:
1,110	5.000%, 8/15/22	8/15 at 100.00	AAA	1,238,960
1,165	5.000%, 8/15/23 – AGM Insured	8/15 at 100.00	AAA	1,300,350
1,250	Southside Independent School District, Bexar County, Texas, General Obligation Bonds, Series	8/14 at 100.00	Aaa	1,363,400
	2004A, 5.000%, 8/15/22
1,140	Sunnyvale School District, Texas, General Obligation Bonds, Series 2004, 5.250%, 2/15/25	2/14 at 100.00	AAA	1,228,738
5,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Series 2006A,	4/17 at 100.00	Aaa	5,297,000
	5.000%, 4/01/33 (UB)
1,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Series 2008,	4/18 at 100.00	Aaa	1,074,830
	5.000%, 4/01/30 (UB)
1,110	Texas State, General Obligation Bonds, Water Utility, Series 2001, 5.250%, 8/01/23	2/12 at 100.00	Aaa	1,113,929
3,025	Victoria Independent School District, Victoria County, Texas, General Obligation Bonds, Series	2/17 at 100.00	AAA	3,245,886
	2007, 5.000%, 2/15/32
	West Texas Independent School District, McLennan and Hill Counties, General Obligation
	Refunding Bonds, Series 1998:
1,000	0.000%, 8/15/22	8/13 at 61.20	AAA	578,840
1,000	0.000%, 8/15/24	8/13 at 54.88	AAA	515,530
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,
	Series 2006:
1,500	0.000%, 8/15/43	8/15 at 23.12	AAA	288,780
1,500	0.000%, 8/15/44	8/15 at 21.88	AAA	273,105
425	0.000%, 8/15/45	8/15 at 20.76	AAA	73,376
68,175	Total Tax Obligation/General			54,740,848
	Tax Obligation/Limited – 14.9% (10.0% of Total Investments)
1,000	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.250%, 8/15/38 –	8/19 at 100.00	AA–	1,042,040
	AGM Insured
7,940	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Senior Lien Refunding Series 2007,	12/16 at 100.00	AA+	8,236,638
	5.000%, 12/01/36 – AMBAC Insured
1,390	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Series	11/21 at 100.00	AA	1,471,885
	2011A, 5.000%, 11/01/41
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
1,720	0.000%, 11/15/34 – NPFG Insured	11/31 at 83.17	BBB	319,370
930	0.000%, 11/15/36 – NPFG Insured	11/31 at 73.51	BBB	149,126
3,265	0.000%, 11/15/38 – NPFG Insured	11/31 at 64.91	BBB	446,260
	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G:
2,250	5.250%, 11/15/22 – NPFG Insured	2/12 at 100.00	Baa1	2,225,970
2,475	0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	BBB	332,888
1,470	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	408,631
	Project, Series 2001B, 0.000%, 9/01/32 – AMBAC Insured
3,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series	9/21 at 100.00	AA	3,164,430
	2011D, 5.000%, 9/01/31
2,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A,	9/21 at 100.00	AA	2,165,360
	5.500%, 9/01/41
1,000	Uptown Development Authority, Houston, Texas, Tax Increment Revenue Bonds, Infrastructure	9/19 at 100.00	BBB	1,029,140
	Improvement Facilities, Series 2009, 5.500%, 9/01/29
28,440	Total Tax Obligation/Limited			20,991,738
	Transportation – 11.3% (7.6% of Total Investments)
1,000	Austin, Texas, Airport System Prior Lien Revenue Bonds, Series 2003, 5.250%, 11/15/16 –	11/13 at 100.00	A	1,071,590
	NPFG Insured
	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2010:
2,945	0.000%, 1/01/36	No Opt. Call	BBB–	594,507
2,205	0.000%, 1/01/37	No Opt. Call	BBB–	417,517
2,000	0.000%, 1/01/38	No Opt. Call	BBB–	353,500
3,260	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	BBB	3,273,725
	Bonds, Series 2005, 5.000%, 1/01/22 – FGIC Insured
2,600	Dallas-Ft. Worth International Airport, Facility Improvement Corporation, Texas, Revenue Bonds,	2/12 at 100.00	N/R	494,591
	American Airlines Inc., Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax) (4)
1,000	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2010A,	11/20 at 100.00	A+	1,015,420
	5.000%, 11/01/42
500	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000A, 5.625%, 7/01/30 –	1/12 at 100.00	AA–	500,230
	AGM Insured (Alternative Minimum Tax)
3,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	BBB–	2,904,540
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
395	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008A,	1/18 at 100.00	A2	413,419
	5.750%, 1/01/40
	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008B:
325	5.750%, 1/01/40	1/18 at 100.00	A2	340,155
225	5.750%, 1/01/40 – NPFG Insured	1/18 at 100.00	A2	235,492
2,500	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008D,	No Opt. Call	AA–	643,450
	0.000%, 1/01/36 – AGC Insured
950	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F,	1/18 at 100.00	A3	983,668
	5.750%, 1/01/38
	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A:
100	6.100%, 1/01/28	1/19 at 100.00	A2	111,894
2,000	6.250%, 1/01/39	1/19 at 100.00	A2	2,166,740
1,250	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	8/12 at 37.09	BBB+	419,263
	2002A, 0.000%, 8/15/29 – AMBAC Insured
26,255	Total Transportation			15,939,701
	U.S. Guaranteed – 18.3% (12.2% of Total Investments) (5)
610	Bexar County, Texas, General Obligation Bonds, Series 2004, 5.000%, 6/15/19	6/14 at 100.00	N/R (5)	677,826
	(Pre-refunded 6/15/14)
295	Coppell Independent School District, Dallas County, Texas, Unlimited Tax School Building and	No Opt. Call	Aa3 (5)	288,301
	Refunding Bonds, Series 1992, 0.000%, 8/15/14 – NPFG Insured (ETM)
950	Copperas Cove, Texas, Certificates of Obligation, Series 2003, 5.000%, 8/15/23 (Pre-refunded	8/12 at 100.00	A3 (5)	982,053
	8/15/12) – NPFG Insured
1,095	Denton County, Texas, Permanent Improvement General Obligation Bonds, Series 2005, 5.000%,	7/12 at 100.00	AAA	1,127,620
	7/15/25 (Pre-refunded 7/15/12)
	Houston Community College System, Texas, Limited Tax General Obligation Bonds, Series 2003:
2,500	5.000%, 2/15/20 (Pre-refunded 2/15/13) – AMBAC Insured	2/13 at 100.00	AA+ (5)	2,641,600
2,235	5.000%, 2/15/21 (Pre-refunded 2/15/13) – AMBAC Insured	2/13 at 100.00	AA+ (5)	2,361,590
1,000	Mansfield Independent School District, Tarrant County, Texas, General Obligation Bonds, Series	2/14 at 100.00	AAA	1,092,430
	2004, 5.000%, 2/15/20 (Pre-refunded 2/15/14)
1,000	North Central Texas Health Facilities Development Corporation, Hospital Revenue Bonds,	No Opt. Call	Aaa	1,252,370
	Presbyterian Healthcare System, Series 1996B, 5.750%, 6/01/26 – NPFG Insured (ETM)
2,500	Retama Development Corporation, Texas, Special Facilities Revenue Bonds, Retama Park	12/17 at 100.00	Aaa	3,525,625
	Racetrack, Series 1993, 8.750%, 12/15/18 (Pre-refunded 12/15/17)
1,750	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, Series 2002, 5.375%,	2/12 at 100.00	AA+ (5)	1,765,400
	2/01/20 (Pre-refunded 2/01/12)
1,440	South Texas Community College District, Hidalgo and Starr Counties, Texas, General Obligation	8/12 at 100.00	Aa2 (5)	1,493,669
	Bonds, Series 2002, 5.500%, 8/15/17 (Pre-refunded 8/15/12) – AMBAC Insured
1,930	Texas State University System, Financing Revenue Refunding Bonds, Series 2002, 5.000%, 3/15/20	3/12 at 100.00	Aa2 (5)	1,957,078
	(Pre-refunded 3/15/12) – AGM Insured
1,500	Texas, General Obligation Refunding Bonds, Public Finance Authority, Series 2002, 5.000%,	10/12 at 100.00	Aaa	1,559,670
	10/01/18 (Pre-refunded 10/01/12)
1,000	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances	7/12 at 100.00	Baa1 (5)	1,033,740
	Hospital Regional Healthcare Center, Series 2001, 6.000%, 7/01/31 (Pre-refunded 7/01/12)
4,000	University of North Texas, Financing System Revenue Bonds, Series 2001, 5.000%, 4/15/24	4/12 at 100.00	Aa2 (5)	4,072,200
	(Pre-refunded 4/15/12) – AGM Insured
23,805	Total U.S. Guaranteed			25,831,172
	Utilities – 17.2% (11.5% of Total Investments)
2,560	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/13 at 101.00	Ca	640,358
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
2,400	Brazos River Authority, Texas, Revenue Bonds, Reliant Energy Inc., Series 1999A,	4/12 at 100.00	BBB	2,402,520
	5.375%, 4/01/19
5,000	Brownsville, Texas, Utility System Priority Revenue Bonds, Series 2005A, 5.000%, 9/01/27 –	9/15 at 100.00	A+	5,162,650
	AMBAC Insured
2,000	Bryan, Brazos County, Texas, Electric System Revenue Bonds, Series 2009, 5.000%, 7/01/34	7/17 at 100.00	A+	2,064,280
3,000	Lower Colorado River Authority, Texas, Refunding Revenue Bonds, Series 2010A, 5.000%, 5/15/40	5/20 at 100.00	A1	3,088,530
2,000	Lower Colorado River Authority, Texas, Revenue Bonds, Series 2008, 5.750%, 5/15/37	5/15 at 100.00	A1	2,082,120
1,000	Matagorda County Navigation District 1, Texas, Revenue Bonds, Reliant Energy Inc., Series	5/12 at 100.00	BBB	1,000,900
	1999B, 5.950%, 5/01/30 (Alternative Minimum Tax)
1,500	Matagorda County Navigation District Number One, Texas, Pollution Control Revenue Refunding	7/19 at 102.00	BBB	1,646,400
	Bonds, Central Power and Light Company Project, Series 2009A, 6.300%, 11/01/29
	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior
	Lien Series 2008D:
1,340	5.625%, 12/15/17	No Opt. Call	A	1,410,109
2,000	6.250%, 12/15/26	No Opt. Call	A	2,102,760
1,000	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series	No Opt. Call	A	1,008,380
	2006A, 5.250%, 12/15/20
	Texas Municipal Power Agency, Revenue Bonds, Transmission Refunding Series 2010:
640	5.000%, 9/01/34	9/20 at 100.00	A+	668,314
1,000	5.000%, 9/01/40	9/20 at 100.00	A+	1,038,340
25,440	Total Utilities			24,315,661
	Water and Sewer – 13.6% (9.1% of Total Investments)
2,500	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Bonds, Refunding Series	5/20 at 100.00	A1	2,674,400
	2010, 5.875%, 5/01/40
	Coastal Water Authority, Texas, Contract Revenue Bonds, Houston Water Projects, Series 2004:
1,005	5.000%, 12/15/20 – FGIC Insured	12/14 at 100.00	BBB	1,055,893
1,030	5.000%, 12/15/21 – FGIC Insured	12/14 at 100.00	BBB	1,077,493
1,000	El Paso, Texas, Water and Sewer Revenue Bonds, Refunding Series 2008C, 5.375%, 3/01/29	3/18 at 100.00	AA	1,112,020
3,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%,	5/14 at 100.00	AA	3,253,440
	5/15/23 – FGIC Insured
	Irving, Texas, Subordinate Lien Waterworks and Sewerage Revenue Bonds, Series 2004:
1,680	5.000%, 8/15/22 – AMBAC Insured	8/14 at 100.00	Aa1	1,824,934
1,760	5.000%, 8/15/23 – AMBAC Insured	8/14 at 100.00	Aa1	1,911,835
4,000	Laredo, Webb County, Texas, Waterworks and Sewer System Revenue Bonds, Series 2010,	3/20 at 100.00	AA–	4,177,960
	5.250%, 3/01/40
710	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Series 2011, 5.000%,	12/21 at 100.00	AA–	722,610
	12/15/36 – AGM Insured
1,260	Rowlett, Rockwall and Dallas Counties, Texas, Waterworks and Sewerage System Revenue Bonds,	3/14 at 100.00	AA–	1,315,062
	Series 2004A, 5.000%, 3/01/22 – NPFG Insured
17,945	Total Water and Sewer			19,125,647
$ 240,353	Total Investments (cost $206,071,081) – 149.6%			210,967,765
	Floating Rate Obligations – (2.8)%			(3,960,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (50.3)% (6)			(70,920,000)
	Other Assets Less Liabilities – 3.5%			4,938,330
	Net Assets Applicable to Common Shares – 100%			$ 141,026,095

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of November 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$210,967,765	$ —	$210,967,765

During the period ended November 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2011, the cost of investments was $202,939,821.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2011, were as follows:

Gross unrealized:
Appreciation	$10,139,802
Depreciation	(4,129,895)
Net unrealized appreciation (depreciation) of investments	$ 6,009,907

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.6%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Texas Quality Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         January 27, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         January 27, 2012